Goldman Sachs Dynamic California Municipal Income ETF Expense Example - Goldman Sachs Dynamic California Municipal Income ETF - Goldman Sachs Dynamic California Municipal Income ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 438